PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.1%
Asset-Backed Securities 28.8%
Automobiles 2.1%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$475,192
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,243,131
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	999,199
Series 2023-03A, Class B, 144A	6.120	02/22/28		3,200	3,162,626

CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,379,320
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		6	6,415
Series 2020-03A, Class D	1.730	07/15/26		400	392,402
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	142,954
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	144,131
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,249,899
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,351,920
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		500	459,618
Series 2023-01A, Class B, 144A	6.220	06/25/27		4,100	4,071,256
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,550,539
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	438,426
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	281,047
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	876,175
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		727	858,182
Series 2020-02, Class F, 144A	5.763	02/25/28		800	793,183
Series 2020-02, Class R, 144A	31.355	02/25/28		553	670,933
Series 2021-01, Class E, 144A	2.365	09/25/28		123	120,228
Series 2021-01, Class F, 144A	4.280	09/25/28		600	564,906
Series 2021-02, Class D, 144A	1.138	12/26/28		493	477,124
Series 2021-02, Class E, 144A	2.280	12/26/28		354	344,287
Series 2021-03, Class E, 144A	2.102	02/26/29		323	305,595
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,859,322
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	849,779
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,593,702
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,360,352

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375%	05/15/32		1,005	$985,995
Series 2022-C, Class E, 144A	11.366	12/15/32		710	715,374

Santander Bank, NA, Series 2021-01A, Class C, 144A	3.268	12/15/31		298	290,806
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		419	411,658
Series 2020-03, Class D	1.640	11/16/26		2,199	2,146,046
Series 2021-01, Class D	1.130	11/16/26		6,200	5,936,658
Series 2022-07, Class A2	5.810	01/15/26		2,997	2,994,848
					60,503,228
Collateralized Debt Obligation 0.1%
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.418(c)	02/19/37		1,950	1,912,287
Collateralized Loan Obligations 24.3%
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.591(c)	04/25/34	EUR	5,250	5,622,016
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.083(c)	11/15/31	EUR	1,377	1,487,965
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	459	475,796

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.858(c)	01/20/34		5,000	4,964,736
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.013(c)	04/15/35	EUR	8,000	8,350,263
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.630(c)	04/18/35		25,000	24,638,747
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.798(c)	01/24/33	EUR	10,000	10,846,820
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	01/20/32		15,000	14,864,254

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	7.410%(c)	05/17/31		10,000	$9,836,159
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.708(c)	12/19/32		9,000	8,933,897

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.740(c)	10/15/34		25,000	24,626,830
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.499(c)	08/20/32		26,500	26,294,310
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.263(c)	04/15/31	EUR	7,500	8,088,014
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.276(c)	03/15/32	EUR	4,500	4,849,506
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.176(c)	03/15/32	EUR	17,450	18,582,790

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.540(c)	04/17/31		2,484	2,469,480
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.708(c)	01/25/33		30,000	29,790,000
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.815(c)	01/20/35		9,500	9,312,897
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.768(c)	07/20/34		10,000	9,880,000
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.713(c)	01/15/34	EUR	8,000	8,623,461
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.770(c)	10/17/31		9,750	9,725,625
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.666(c)	04/20/35		8,750	8,589,654

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	2,288	$2,375,981
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.233(c)	05/22/32	EUR	20,000	21,639,677
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.800(c)	10/15/29		226	223,746
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.850(c)	07/15/29		140	139,520
Series 2017-06A, Class A2, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.712%)	7.020(c)	07/15/29		6,575	6,547,194
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/34		4,000	3,919,689
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	10/20/34		6,750	6,545,027

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.021(c)	02/15/29		684	681,789
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.757(c)	01/22/31		737	731,816
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.580(c)	04/15/31		2,500	2,478,844
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.766(c)	10/20/31		5,000	4,965,572
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.691(c)	12/25/35	EUR	3,250	3,470,093
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	6.326(c)	02/05/31		233	231,304
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.643(c)	04/25/31		3,095	3,064,484
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	4.313(c)	07/15/31	EUR	10,000	10,754,742
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.750(c)	01/15/31		1,173	1,166,029

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.590%(c)	10/17/31		17,250	$17,142,089
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.535(c)	10/21/30		16,740	16,609,998
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.712(c)	01/18/34		15,000	14,910,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	04/21/31		1,234	1,222,317
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.029(c)	02/20/31		1,500	1,463,918
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.561(c)	10/12/30		6,198	6,144,991
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.690(c)	07/15/31		4,978	4,937,415
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.720(c)	06/20/34		13,995	13,836,266
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.727(c)	09/01/31		17,500	17,336,503

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.626(c)	01/21/35	EUR	9,000	9,600,990
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.692(c)	04/26/31		4,968	4,944,644
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.558(c)	01/15/33		9,500	9,354,935

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.410(c)	07/18/31		8,500	8,518,496
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.650(c)	04/17/31		18,437	18,284,802
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.881(c)	10/30/30		660	655,195

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.308%(c)	04/15/31		13,000	$13,008,386
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.561(c)	02/14/34		10,000	9,855,852
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.588(c)	10/20/31		9,000	8,929,566
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.750(c)	10/15/34		15,000	14,694,900

Providus CLO DAC (Ireland), Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.313(c)	07/15/31	EUR	5,875	6,288,323
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.768(c)	10/20/34		15,000	14,802,784
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	10/20/34		8,925	8,688,006

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.788(c)	07/25/31		500	497,260
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.424(c)	05/07/31		3,000	2,964,936
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	6.411(c)	08/15/30		8,504	8,405,469

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.723(c)	04/25/31		3,793	3,765,685
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.828(c)	07/20/30		259	257,241
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.682(c)	01/26/31		4,433	4,381,523
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.551(c)	04/25/30	EUR	5,969	6,453,138
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.093(c)	02/20/30	EUR	19,885	21,517,746

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.811%(c)	10/29/34		7,250	$7,082,100
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.606(c)	10/20/32		22,000	21,734,579

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.810(c)	01/17/30		988	980,441
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748(c)	07/20/34		15,000	14,660,340
Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.711(c)	07/25/34	EUR	13,500	14,475,957
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.830(c)	01/15/32		3,250	3,222,427
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.798(c)	10/20/34		14,500	14,215,198
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670(c)	07/17/31		5,000	4,926,870
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/31		2,250	2,226,435
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.838(c)	01/20/32		2,750	2,735,232
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.708(c)	07/20/32		17,625	17,260,712

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.720(c)	01/17/31		972	960,817
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.780(c)	10/15/34		4,500	4,396,868
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.860(c)	04/15/30		470	467,999
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	07/20/31		4,782	4,733,268
					703,341,344

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans 1.5%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	700	$507,351
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	532,950
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,329,804
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	168,692
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	82,756
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		92	91,641
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	867,659
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		202	201,669
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,156,820
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,598,427
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,132,796

Oportun Funding XIII LLC, Series 2019-A, Class A, 144A	3.080	08/08/25		631	621,697
Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		1,133	1,082,107
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		2,789	2,777,950
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,072,120
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31		7,549	7,550,652
					42,775,091
Credit Cards 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	5.910(c)	03/15/29	GBP	1,900	2,436,070
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	6.267(c)	03/15/29		1,700	1,692,010
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	5.740(c)	07/15/29	GBP	800	1,023,170

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	6.340(c)	11/15/28	GBP	1,640	2,106,420
					7,257,670

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.1%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184%	03/25/33		36	$34,212
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	6.912(c)	03/25/43		122	118,805
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.492(c)	04/25/34		176	170,469
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	6.452(c)	10/25/33		1,054	1,019,268
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.432(c)	10/25/33		65	63,715

Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		1,159	1,161,794
					2,568,263
Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)	8.762(c)	04/25/25		1,820	1,804,467
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.212(c)	06/25/24		4,340	4,199,989
					6,004,456
Residential Mortgage-Backed Securities 0.2%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	6.012(c)	06/25/33		109	99,062
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.832(c)	08/25/34		1,045	969,912
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.422(c)	11/25/60	EUR	1,981	2,091,244
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.413(c)	09/27/75	EUR	2,702	2,794,911

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.112%(c)	04/25/33		28	$27,630
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	1,175	1,109,458
					7,092,218
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	308,671
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		515	474,705
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		891	827,012
Series 2019-A, Class R, 144A	0.000	10/25/48		1,234	213,945

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.662(c)	11/29/24		1,066	1,065,754
					2,890,087

Total Asset-Backed Securities (cost $860,928,615)					834,344,644
Commercial Mortgage-Backed Securities 13.2%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	14,656,646
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	918,455
Series 2017-BNK06, Class A4	3.254	07/15/60		230	212,594
Series 2018-BN10, Class A4	3.428	02/15/61		4,665	4,297,468
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	3,809,089
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,581,325
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,021,058
Series 2020-BN25, Class A3	2.391	01/15/63		5,190	4,795,763
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,539,232
Series 2021-BN33, Class A4	2.270	05/15/64		10,400	8,521,667
Series 2023-5YR2, Class A3	6.656	06/15/28		15,000	15,581,809
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52		6,100	5,292,015
Series 2023-C20, Class A2	6.383(cc)	07/15/56		3,550	3,613,220

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%	08/10/33	7,425	$6,868,399
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	737,644
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,792,410
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,736,665
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,230,058
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,589,916
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,487,436
Series 2021-B26, Class A4	2.295	06/15/54	10,600	8,551,743
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,580,112
Series 2023-V03, Class A3	6.363	07/15/56	15,000	15,373,853
BMO Mortgage Trust,
Series 2023-5C1, Class A3	6.534	08/15/56	13,000	13,405,639
Series 2023-C05, Class A2	6.518	06/15/56	9,700	9,920,930
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.336(c)	10/15/36	1,785	1,760,296
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.636(c)	10/15/36	6,545	6,429,718
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.285(c)	10/15/36	11,000	10,373,009
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.922(c)	01/15/39	13,400	12,862,927
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.922(c)	01/15/39	5,700	5,432,185
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	504,234
Series 2017-CD05, Class A3	3.171	08/15/50	800	733,572
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,493,400

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,484,034
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	54	53,724
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,652,440
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,058,964
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	155,155
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,026,505
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,504,315
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	398,209
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	272,298
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	88,767

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.102%(c)	11/15/37	2,212	$2,183,298
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	6,031
Series 2014-CR17, Class A5	3.977	05/10/47	6,400	6,262,931
Series 2016-COR01, Class A3	2.826	10/10/49	693	635,042
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,229,150

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.419(c)	05/15/36	3,292	3,256,211
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,155,793
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3 (original cost $1,918,987; purchased 08/08/18)(f)	3.959	08/15/51	1,900	1,787,029
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,429,671

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	142,591
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	298	271,493
Series 2017-C06, Class A4	3.071	06/10/50	600	553,688

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	189,442
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.346(cc)	09/25/27	6,420	81,749
Series K090, Class X1, IO	0.709(cc)	02/25/29	99,423	3,367,577
Series K093, Class X1, IO	0.952(cc)	05/25/29	13,064	566,475
Series K097, Class X1, IO	1.091(cc)	07/25/29	17,899	940,514
Series K101, Class X1, IO	0.835(cc)	10/25/29	18,922	787,784
Series K122, Class X1, IO	0.880(cc)	11/25/30	37,473	1,833,228
Series K1513, Class X1, IO	0.859(cc)	08/25/34	30,771	1,847,356
Series K735, Class X1, IO	0.957(cc)	05/25/26	8,335	175,434
Series Q001, Class XA, IO	2.110(cc)	02/25/32	13,441	1,045,309

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.566(c)	08/01/23	8,500	8,394,719
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47	15,000	26,355
Series 2017-GS06, Class A2	3.164	05/10/50	786	726,037
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,064,967
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,276,361
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	5,838,462

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34		140	$135,606
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,345,695
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,792,194
Series 2015-C30, Class A5	3.822	07/15/48		4,200	3,968,678
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		3,135	2,917,313
Series 2017-C07, Class A4	3.147	10/15/50		1,100	999,305

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		10,600	4,125,520
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.832(c)	01/15/27		3,109	2,953,533
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		644	616,648
Series 2016-C29, Class A3	3.058	05/15/49		2,536	2,391,293
Series 2016-C30, Class A4	2.600	09/15/49		6,232	5,698,690
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,111,618
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		3,935	3,727,607
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,009,585
Series 2017-HR02, Class A3	3.330	12/15/50		1,982	1,815,220
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,389,955
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,408,691
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	605,918
Series 2021-L07, Class A4	2.322	10/15/54		11,000	8,804,802

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56		21,000	21,333,127
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,210,581
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	6.580(c)	01/23/29	GBP	8,000	9,889,475
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		472	439,046
Series 2017-C07, Class A3	3.418	12/15/50		1,935	1,801,650
Series 2018-C08, Class A3	3.720	02/15/51		2,160	1,973,031
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,305,785
Series 2018-C14, Class A3	4.180	12/15/51		2,671	2,508,991
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,176,934

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C39, Class A4	3.157%	09/15/50	1,400	$1,283,256
Series 2017-C40, Class A3	3.317	10/15/50	350	322,817
Series 2017-RB01, Class A4	3.374	03/15/50	632	577,246
Series 2018-C43, Class XB, IO	0.312(cc)	03/15/51	51,500	736,630
Series 2018-C46, Class XB, IO	0.367(cc)	08/15/51	104,789	1,738,963
Series 2020-C56, Class A4	2.194	06/15/53	3,300	2,723,769
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.836(c)	05/15/31	7,000	6,037,902

Total Commercial Mortgage-Backed Securities (cost $417,425,187)				381,350,669
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $36,600; purchased 03/21/23 - 04/05/23)(f) (cost $36,600)	7.000	08/16/23(oo)	248	27,324
Corporate Bonds 29.8%
Aerospace & Defense 1.0%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.800	10/07/24	60	58,579
Gtd. Notes, 144A	3.850	12/15/25	30	28,906
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,659,199
Sr. Unsec’d. Notes	2.250	06/15/26	80	73,143
Sr. Unsec’d. Notes	2.750	02/01/26	90	84,372
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,568,412
Sr. Unsec’d. Notes	4.875	05/01/25	290	286,489
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,175	2,150,531
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	627	627,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	325	320,560
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	10,475	10,435,719
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	115	111,668
Sr. Unsec’d. Notes	4.400	06/15/28	50	48,374

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes	3.125%	05/04/27	20	$18,727
Sr. Unsec’d. Notes	7.200	08/15/27	30	32,391
				29,504,070
Agriculture 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	121,014
Gtd. Notes	4.700	04/02/27	15	14,604

BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	66,938
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.125	07/26/24	300	290,934
				493,490
Airlines 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Sr. Sec’d. Notes, 144A	6.500	06/20/27	268	268,143
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,356,080
Sr. Unsec’d. Notes	5.250	05/04/25	335	333,637

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	90	84,989
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,244,829
				6,287,678
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875	05/15/26	1,625	1,527,415
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	15	14,549
Tapestry, Inc., Sr. Unsec’d. Notes	4.125	07/15/27	120	112,901
				1,654,865

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.0%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625%	12/13/24	310	$293,208
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	494,452
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,077,764
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,287,560

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,896,317
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	32,746
Gtd. Notes	4.000	01/15/25	155	151,080
Sr. Unsec’d. Notes	1.500	06/10/26	335	298,614
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,774,212
Sr. Unsec’d. Notes	5.000	04/09/27	70	68,825
Sr. Unsec’d. Notes	5.400	04/06/26	335	332,820
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,559
Sr. Unsec’d. Notes, SOFR + 1.200%(a)	6.340(c)	11/17/23	8,310	8,321,020
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	1.000	09/17/24	35	33,090
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	48,217
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	98,345
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	29,856
Sr. Unsec’d. Notes, 144A, MTN	0.875	06/14/24	75	71,794
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	22,246
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	12,736
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	25,286

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	300	282,544
Stellantis Finance US, Inc., Gtd. Notes, 144A	1.711	01/29/27	335	294,624
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN(h)	3.500(cc)	10/24/25	3,500	3,361,953
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.250	11/24/25	200	181,703
				28,566,571
Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp., Gtd. Notes	2.396	02/18/25	330	313,864

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/25	20	$19,677
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	850	836,230
				1,169,771
Banks 7.7%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,181,594
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	600	539,989
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	2,970	2,962,575
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,017,826
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	7,255,359
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,301,783
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	494,465
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,326,021
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,354,226
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,195,778
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	638,180
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,209,107
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,137,337
Sub. Notes, MTN	4.450	03/03/26	6,500	6,328,060
Sub. Notes, Series L, MTN	3.950	04/21/25	300	290,985

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	112,762
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	193,045
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,374,223
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	335	332,906
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	3,643,550
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	3,628,070
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	350	338,223
Sr. Unsec’d. Notes, 144A	5.335(ff)	06/12/29	335	332,067
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	9,965,902
Sub. Notes, 144A, MTN	4.625	07/11/24	335	328,169

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750%	05/05/26	1,400	$1,381,040
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	5,751,885
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,017,768
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,022,992
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,189,738
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	685,642
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,340,647
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	918,375
Sub. Notes	4.125	07/25/28	1,260	1,186,147
Sub. Notes	4.300	11/20/26	335	321,794
Sub. Notes	4.400	06/10/25	210	204,704
Sub. Notes	4.450	09/29/27	6,500	6,249,006
Sub. Notes	4.600	03/09/26	165	161,019
Sub. Notes	6.174(ff)	05/25/34	3,555	3,606,652

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.961(ff)	11/26/25	2,655	2,553,061
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	997,613
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,901,288

Development Bank of Mongolia LLC (Mongolia), Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,782,612
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	476,925
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	747,477
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,649,425
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,459,137
Sr. Unsec’d. Notes(a)	3.102(ff)	02/24/33	5,945	5,008,566
Sr. Unsec’d. Notes	3.500	01/23/25	515	498,900
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	256,136
Sr. Unsec’d. Notes	3.850	01/26/27	800	763,332
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,019,373
Sr. Unsec’d. Notes, EMTN	4.650(cc)	05/31/24	2,244	2,210,813
Sub. Notes	5.150	05/22/45	125	117,403

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	590,602
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,475,822
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,135,700
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,174,133

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.069%(ff)	06/01/29	6,015	$5,186,144
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,075,762
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,305,878
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,268,930
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	348,275
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,268,478
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,466,676
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,663,871
Sub. Notes	3.875	09/10/24	310	303,835
Sub. Notes	4.250	10/01/27	215	208,267

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	755,334
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,006,493
Sr. Unsec’d. Notes	2.801	07/18/24	1,930	1,875,411

Mizuho Financial Group, Inc. (Japan), Sub. Notes, 144A	4.353	10/20/25	335	320,237
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,299,953
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,004,639
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,097,624
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,561,444
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,050,864
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,354,869
Sr. Unsec’d. Notes, MTN(a)	2.943(ff)	01/21/33	3,875	3,223,100
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	595,584
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,321,721
Sub. Notes, MTN	5.000	11/24/25	175	172,973

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	323,415
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	293,118
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	2.226(ff)	01/21/26	7,500	7,014,079
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24	9,709	9,181,286
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	335	309,875
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,892,206

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.488%(ff)	05/12/26		1,635	$1,587,464
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.706(c)	05/12/26		5,085	5,138,393

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26		1,180	1,079,784
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,050	2,235,311
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,175,385
					222,304,607
Beverages 0.0%
Constellation Brands, Inc., Sr. Unsec’d. Notes	5.000	02/02/26		40	39,579
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	27,236
Sr. Unsec’d. Notes	3.125	05/01/25		280	269,096
Sr. Unsec’d. Notes	5.150	03/02/28		335	335,260
Sr. Unsec’d. Notes	5.600	03/02/43		4,555	4,529,852

Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	899,212
					6,060,656
Building Materials 0.1%
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	2,014,769
Lennox International, Inc., Gtd. Notes	1.700	08/01/27		30	26,221
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		2,000	1,859,853
					3,900,843
Chemicals 0.6%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	3,900	3,672,629
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	1,400	1,465,691
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26		70	69,216

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance III LLC, Gtd. Notes	1.250%	10/01/25	185	$168,619
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,800	1,755,000
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25	35	33,456
Sr. Unsec’d. Notes	4.900	03/27/28	335	329,539
Sr. Unsec’d. Notes	5.950	11/07/25	20	20,134

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	4,435	4,411,506
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26	1,020	922,264
Gtd. Notes	5.875	03/27/24	3,060	3,021,995
Gtd. Notes(a)	6.500	09/27/28	600	551,730
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	85	81,813
Sr. Unsec’d. Notes	3.450	06/01/27	45	42,613
Sr. Unsec’d. Notes	4.050	08/08/24	25	24,574

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	226	227,050
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	70	66,377
Sr. Unsec’d. Notes	2.875	08/15/41	1,650	1,094,212

Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	314,572
				18,272,990
Commercial Services 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	1,125	1,075,623
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	1,800	1,375,416
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,028	1,860,638
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,000	850,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,626,625
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27	2,696	2,534,478
Gtd. Notes, 144A(a)	5.500	07/15/25	1,000	989,859

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886%	09/29/25		1,000	$904,068
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,665,775
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	325,028
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	327,128
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	708,827
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/24		80	75,529
Sr. Unsec’d. Notes	2.150	01/15/27		80	71,493
Sr. Unsec’d. Notes	2.650	02/15/25		45	42,921
Sr. Unsec’d. Notes	4.450	06/01/28		85	80,512

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	5,890	5,569,407
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	314,675
					20,398,002
Computers 0.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,274,434
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26		175	177,400
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24		125	120,709
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26		170	152,656
Leidos, Inc., Gtd. Notes	3.625	05/15/25		175	168,004
NCR Corp., Gtd. Notes, 144A	6.125	09/01/29		1,000	1,016,336
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	1,981,556
					5,891,095

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28		6,219	$5,458,583
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28		225	227,812
					5,686,395
Diversified Financial Services 0.8%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,657,035
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.300	10/30/24		335	323,532
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	33,687
Sr. Unsec’d. Notes	4.985(ff)	07/24/26		95	92,988

CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	1,951,292
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	232,118
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.606(c)	05/31/25		9,300	8,974,500
LPL Holdings, Inc., Gtd. Notes, 144A	4.625	11/15/27		110	103,708
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	406,371
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	658,501
Gtd. Notes	6.125	03/15/24		1,775	1,769,727
Gtd. Notes	8.250	10/01/23		4,500	4,512,214
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	202,922
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,333,658
					23,252,253
Electric 1.8%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	33,073
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	27,109
Sr. Unsec’d. Notes	5.450	06/01/28		250	247,721
Ameren Corp.,
Sr. Unsec’d. Notes	2.500	09/15/24		20	19,293

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Ameren Corp., (cont’d.)
Sr. Unsec’d. Notes	3.650%	02/15/26	170	$162,440

Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28	25	25,550
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	494	479,502
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,300	1,120,299
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,950	1,640,205

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26	25	22,455
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	3,011	2,738,836
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	35	33,984
DTE Energy Co., Sr. Unsec’d. Notes, Series F	1.050	06/01/25	155	142,811
Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28	115	110,853
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25	10,000	9,789,435
Sr. Unsec’d. Notes	4.950	04/15/25	55	54,180
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	3.625	10/13/25	305	294,602
Sr. Unsec’d. Notes, 144A	5.700	05/23/28	335	337,479

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25	35	31,764
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	471,333
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	115,302
Sr. Unsec’d. Notes	4.200	06/27/24	70	69,016
Sr. Unsec’d. Notes	4.750	05/15/26	160	157,752
Sr. Unsec’d. Notes	5.450	03/01/28	150	152,219
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	15	14,459
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	23,095

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	122,066
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	87,607
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	733,654
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	375	438,956
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	565	578,242

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250%	08/14/28		320	$297,523
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24		2,000	1,971,880

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	417,935
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,464,363
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	317,025
Gtd. Notes	4.255	09/01/24		220	216,701
Gtd. Notes	4.625	07/15/27		185	181,733
Gtd. Notes	6.051	03/01/25		335	337,657

Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	3.508	10/01/24		140	135,399
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		5,500	5,237,729
Gtd. Notes	6.625	01/15/27		858	851,367
Gtd. Notes, 144A	5.250	06/15/29		625	563,796
Sr. Sec’d. Notes, 144A	3.750	06/15/24		50	48,711
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	69,954
First Mortgage	3.300	12/01/27		175	155,698
First Mortgage	3.400	08/15/24		135	131,304
First Mortgage	4.950	06/08/25		45	43,933

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28		90	82,295
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,058,434
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25		335	307,556
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25		20	18,202
Sr. Unsec’d. Notes	2.875	06/15/24		110	107,098
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		225	209,004
Sr. Unsec’d. Notes	4.000	02/01/48		580	452,495
Southern Co. (The),
Jr. Sub. Notes	5.113	08/01/27		1,875	1,858,356
Sr. Unsec’d. Notes	3.250	07/01/26		220	208,093
Sr. Unsec’d. Notes	5.150	10/06/25		335	333,389

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		1,425	$1,284,001
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	4,874,765
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		1,200	1,059,411
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,096,371
Gtd. Notes, 144A	5.500	09/01/26		1,225	1,185,817
Gtd. Notes, 144A	5.625	02/15/27		2,950	2,852,484
Sr. Sec’d. Notes, 144A	3.550	07/15/24		30	29,174
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	27,679
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,383
Sr. Unsec’d. Notes	5.000	09/27/25		85	84,533

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	57,106
					51,948,646
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,275,539
Gtd. Notes, 144A(a)	7.250	06/15/28		3,000	3,063,090
					5,338,629
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26		45	44,610
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	26,296
					70,906
Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,316,162
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,163,745
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	177,966

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875%	04/30/28		1,560	$1,455,480
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,190	3,047,885
					10,161,238
Entertainment 0.6%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		242	166,827
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		4,142	4,115,436
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $407,096; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	368	131,730
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,221,065; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	1,066	972,739

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $587,577; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	449	23,378
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,075,271
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		1,815	1,719,712
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		4,250	4,011,524
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,125	1,148,971
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		2,745	2,286,988
Gtd. Notes	5.141	03/15/52		3,750	3,038,145
					18,690,721
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		1,750	1,743,533

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes	5.250%	04/01/25		2,000	$1,902,400
Gtd. Notes(a)	5.250	09/15/27		3,300	2,843,580

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	7,801,966
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,157,041
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		3,450	3,452,409
General Mills, Inc., Sr. Unsec’d. Notes	4.000	04/17/25		40	39,020
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	316,662
Gtd. Notes	4.375	06/01/46		1,575	1,336,650
Gtd. Notes	4.625	10/01/39		1,415	1,276,508

Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	311,487
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	1,000	1,002,040
McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900	02/15/26		15	13,430
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.250	09/19/24		215	206,337
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		3,700	3,655,542
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		2,000	2,004,021
					31,062,626
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,257,133
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,195	1,091,443
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,883,805

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)

Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407%	03/10/26		25	$23,475
NiSource, Inc., Sr. Unsec’d. Notes	5.250	03/30/28		335	335,649
					3,334,372
Healthcare-Products 0.1%
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	445,435
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	613,464
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	387,927

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550	04/01/25		80	77,434
					1,524,260
Healthcare-Services 0.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,122,860
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/24		65	63,065
Sr. Unsec’d. Notes	4.900	02/08/26		335	330,526
HCA, Inc.,
Gtd. Notes	5.200	06/01/28		335	332,214
Gtd. Notes	5.250	04/15/25		15	14,876
Gtd. Notes	5.250	06/15/26		335	332,041
Gtd. Notes	5.375	02/01/25		275	273,392
Gtd. Notes	5.375	09/01/26		290	289,023
Gtd. Notes, 144A	3.125	03/15/27		70	64,526

Humana, Inc., Sr. Unsec’d. Notes	5.700	03/13/26		55	55,002
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	662,493
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,509,530
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,188,908
Sr. Sec’d. Notes, 144A	5.700	05/15/28		335	333,897
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	1.550	06/01/26		205	184,849
Sr. Unsec’d. Notes	3.600	02/01/25		125	121,377
Sr. Unsec’d. Notes	3.600	09/01/27		335	318,186

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A(a)	4.375%	02/15/27	3,025	$2,609,824
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	3,000	2,812,396
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	500	476,429
Sr. Sec’d. Notes	4.625	06/15/28	250	231,415
Sr. Sec’d. Notes	4.875	01/01/26	475	459,823
				18,786,652
Home Builders 0.9%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,050	1,980,663
Gtd. Notes	7.250	10/15/29	1,350	1,327,900

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,175	4,190,663
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	50	48,218
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	6,260	6,009,600
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	220	216,064
Gtd. Notes	4.750	11/29/27	135	131,571
Gtd. Notes	5.000	06/15/27	40	39,504
Gtd. Notes	5.250	06/01/26	3,145	3,121,898

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	884	835,624
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	3,000	2,836,200
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	750,147
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,325	1,305,740
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	3,000	2,898,700
				25,692,492

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.0%
Aon Global Ltd., Gtd. Notes	3.500%	06/14/24	80	$78,436
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	128,718
CNA Financial Corp., Sr. Unsec’d. Notes	4.500	03/01/26	30	29,169
Equitable Holdings, Inc., Sr. Unsec’d. Notes	7.000	04/01/28	20	20,914
High Street Funding Trust I, Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	313,421
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	505	388,952
				959,610
Internet 0.2%
eBay, Inc., Sr. Unsec’d. Notes	1.900	03/11/25	55	52,071
Expedia Group, Inc., Gtd. Notes, 144A	6.250	05/01/25	335	337,325
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,929,844
				5,319,240
Iron/Steel 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	25	23,475
Sr. Unsec’d. Notes	2.800	12/15/24	75	71,928
				95,403
Leisure Time 0.1%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27	1,150	1,063,750
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	900	850,500
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	925	861,166
				2,775,416

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.750%	03/15/25	45	$43,689
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	35	35,200
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	886,516
Gtd. Notes	5.750	06/15/25	150	148,175
Gtd. Notes	6.750	05/01/25	5,500	5,522,207

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25	300	294,508
				6,930,295
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	525	538,638
CNH Industrial Capital LLC, Gtd. Notes	1.450	07/15/26	45	40,315
Dover Corp., Sr. Unsec’d. Notes	3.150	11/15/25	35	33,305
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $1,828,783; purchased 12/15/21)(a)(f)	10.125	08/01/24	1,775	1,782,047
				2,394,305
Media 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	650	609,796
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,683,540
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	69,230
Sr. Sec’d. Notes	6.384	10/23/35	3,075	3,020,442
Sr. Sec’d. Notes	6.484	10/23/45	95	88,769

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15	14,061
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.500	04/15/27	9,497	8,138,823
Sr. Unsec’d. Notes(a)	5.250	06/01/24	3,000	2,798,953

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $3,074,190; purchased 09/09/19 - 08/30/22)(f)	5.375%	08/15/26(d)		8,190	$254,480
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,500	2,910,768
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,300	2,315,153
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		479	431,943
Paramount Global, Sr. Unsec’d. Notes	3.700	06/01/28		25	22,392
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,307,549
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375	06/15/24		4,940	4,878,250
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,142,735
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,864,437

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	3,794,176
					39,345,497
Mining 0.2%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.500	04/01/25		2,325	2,313,212
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,230	1,161,003
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		2,150	1,954,283
					5,428,498
Miscellaneous Manufacturing 0.2%
Parker-Hannifin Corp., Sr. Unsec’d. Notes	3.650	06/15/24		335	328,673
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		6,825	5,728,841
					6,057,514

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National 0.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28	3,000	$3,161,695
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23	750	745,905
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	517,491
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,032,201
Unsec’d. Notes	6.950	08/01/26	500	528,564
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,015,900
				8,001,756
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,304,528
Gtd. Notes	4.125	05/01/25	3,056	2,966,487
Gtd. Notes	5.500	12/01/24	4,000	3,973,393
				9,244,408
Oil & Gas 2.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,568,370
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	5,632	5,054,768
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,308,514
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	97,831
Gtd. Notes, 144A	9.000	11/01/27	641	801,532
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	47,893
Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,215,000

Chesapeake Energy Corp., Gtd. Notes, 144A (original cost $3,937,125; purchased 02/02/21 - 11/15/21)(a)(f)	5.500	02/01/26	3,825	3,756,605
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,654,933
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	15	14,919
Sr. Unsec’d. Notes	5.250	10/15/27	20	19,766
Sr. Unsec’d. Notes	5.875	06/15/28	205	204,994

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875%	04/29/30		1,545	$1,449,287
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,061,587

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,340,773
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		2,390	2,360,961
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,063	989,834
Sr. Sec’d. Notes, 144A	5.375	03/30/28		2,780	2,518,652

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.250	04/06/24	GBP	2,000	2,156,028
Hess Corp.,
Sr. Unsec’d. Notes	3.500	07/15/24		25	24,474
Sr. Unsec’d. Notes	4.300	04/01/27		55	53,080

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	190,546
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	70,477
Sr. Unsec’d. Notes	4.700	05/01/25		300	296,306
Sr. Unsec’d. Notes	5.125	12/15/26		315	313,907

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		350	354,813
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.900	08/15/24		335	325,772
Sr. Unsec’d. Notes	5.500	12/01/25		240	239,049
Sr. Unsec’d. Notes	5.550	03/15/26		335	333,129
Sr. Unsec’d. Notes	7.500	05/01/31		250	275,118

Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26		70	69,520
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25		335	334,539
Gtd. Notes	5.650	05/15/28		335	333,015

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,497,812
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,757,237
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,715,012
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	870	865,797
Gtd. Notes	5.350	02/12/28		395	323,703
Gtd. Notes	6.490	01/23/27		3,045	2,701,676
Gtd. Notes	6.500	03/13/27		2,778	2,459,780

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%	01/23/29		300	$249,225
Gtd. Notes	6.840	01/23/30		300	239,328
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,004	1,084,337
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	949,344
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,080	978,811
Gtd. Notes, MTN	4.625	09/21/23		1,882	1,868,036
Gtd. Notes, MTN	6.750	09/21/47		452	289,732
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,334,916
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	175,120
Gtd. Notes	3.900	03/15/28		70	66,624
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	90,629
Sr. Unsec’d. Notes	5.100	03/29/26		15	14,956

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,215,584
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,268,061
Sr. Unsec’d. Notes	4.350	06/01/28		175	168,804

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,655,446
					64,805,962
Packaging & Containers 0.1%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28		335	318,994
Ball Corp., Gtd. Notes(a)	6.000	06/15/29		1,925	1,925,000
Berry Global, Inc., Sr. Sec’d. Notes	1.650	01/15/27		20	17,393
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26		40	35,765
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28		1,500	1,330,779

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125%	02/01/28	450	$448,723
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	50	46,254
				4,122,908
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	159,417
Sr. Unsec’d. Notes	3.600	05/14/25	295	285,925
Sr. Unsec’d. Notes	3.850	06/15/24	140	137,870
Sr. Unsec’d. Notes	4.050	11/21/39	9,395	8,169,467
Sr. Unsec’d. Notes	4.500	05/14/35	150	142,221
Sr. Unsec’d. Notes	4.550	03/15/35	165	156,980
Sr. Unsec’d. Notes	4.850	06/15/44	1,115	1,033,525

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.450	12/15/27	85	79,838
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	5,957	3,396,553
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	450,937
Gtd. Notes, 144A	5.250	02/15/31	25	11,250
Gtd. Notes, 144A	7.000	01/15/28	200	95,500
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.375	07/15/24	40	39,070
Gtd. Notes, 144A	4.250	12/15/25	1,300	1,260,478

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.700	06/06/27	25	23,842
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	475	426,983
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079	06/15/24	335	327,018
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	25	23,607
Gtd. Notes	3.500	06/15/24	115	112,922
Gtd. Notes	4.375	10/15/28	1,630	1,576,927
Sr. Unsec’d. Notes	5.685	03/15/26	65	65,037
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	315,328
Sr. Unsec’d. Notes	3.625	04/01/27	50	47,600
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,576

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	4.100%	03/25/25	335	$328,521
Sr. Unsec’d. Notes	5.000	01/30/29	25	24,877

McKesson Corp., Sr. Unsec’d. Notes	5.250	02/15/26	335	334,863
Mylan, Inc., Gtd. Notes	4.550	04/15/28	765	723,931
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,120,333
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	1,650	1,424,189
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	280	265,677
Gtd. Notes	5.250	06/15/46	2,095	1,693,558
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	390	318,347
Gtd. Notes	3.850	06/22/40	5,105	3,622,117
Gtd. Notes	4.000	06/22/50	1,820	1,230,946
				29,440,230
Pipelines 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	3,125	3,024,051
Boardwalk Pipelines LP,
Gtd. Notes	4.950	12/15/24	30	29,551
Gtd. Notes	5.950	06/01/26	60	60,290
Enbridge, Inc. (Canada),
Gtd. Notes	3.500	06/10/24	335	328,055
Gtd. Notes	5.969	03/08/26	335	333,759
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,144,541
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,178,224
Sr. Unsec’d. Notes	2.900	05/15/25	90	85,868
Sr. Unsec’d. Notes	3.900	07/15/26	40	38,284
Sr. Unsec’d. Notes	4.050	03/15/25	125	121,904
Sr. Unsec’d. Notes	4.400	03/15/27	80	77,230
Sr. Unsec’d. Notes	5.000	05/15/50	695	587,560
Sr. Unsec’d. Notes	5.300	04/15/47	110	96,236
Sr. Unsec’d. Notes	6.250	04/15/49	320	314,963
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	250	247,260

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	3.950%	01/31/60	2,510	$1,915,518

Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	209,478
Kinder Morgan Energy Partners LP, Gtd. Notes	4.250	09/01/24	35	34,436
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	812,377
Gtd. Notes	4.300	06/01/25	25	24,467
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,223
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,238
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,778

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	316,086
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	4,694,928
Gtd. Notes	4.950	07/13/47	385	320,948
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	600	570,530
Gtd. Notes, 144A	7.500	10/01/25	2,225	2,233,475

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	125	125,613
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	47,939
Sr. Unsec’d. Notes	4.875	01/15/26	200	195,607
Sr. Unsec’d. Notes	6.203	03/09/26	245	245,312

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	127,623
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	116,320
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	387,242
Sr. Unsec’d. Notes	4.300	03/04/24	325	321,822
Sr. Unsec’d. Notes	4.500	11/15/23	345	343,575
Sr. Unsec’d. Notes	4.550	06/24/24	85	84,033
Sr. Unsec’d. Notes	5.300	08/15/52	2,040	1,892,010
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,568,461
				28,321,815

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875%	11/15/25		4,000	$3,809,791
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		2,675	2,635,945
					6,445,736
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950	01/15/28		335	315,047
Gtd. Notes	4.300	01/15/26		20	19,373
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28		150	126,525
Sr. Unsec’d. Notes	2.400	03/15/25		80	75,889
Sr. Unsec’d. Notes	3.550	07/15/27		115	107,051
Sr. Unsec’d. Notes	3.650	03/15/27		335	314,869
Sr. Unsec’d. Notes	5.250	07/15/28		110	108,935

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27		245	199,683
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27		40	36,748
Sr. Unsec’d. Notes	3.700	06/15/26		295	280,998
Sr. Unsec’d. Notes	4.000	03/01/27		15	14,320

CubeSmart LP, Gtd. Notes	3.125	09/01/26		80	74,275
Digital Realty Trust LP, Gtd. Notes	4.450	07/15/28		125	118,790
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		4,037	3,994,673
Sr. Unsec’d. Notes(a)	4.750	05/01/24		4,500	4,315,357
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		100	85,050
Gtd. Notes	3.800	04/01/27		115	107,883

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	1,975	1,672,065
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,725	2,741,063
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25		30	28,465
Spirit Realty LP, Gtd. Notes	4.450	09/15/26		15	14,294

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625%	07/15/26		3,250	$2,881,282
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25		50	47,380
Gtd. Notes	3.250	10/15/26		85	78,413
Gtd. Notes	3.500	02/01/25		45	43,254
Gtd. Notes	3.850	04/01/27		65	60,998
Gtd. Notes	4.000	03/01/28		40	37,231

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		20	19,176
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	87,871
Gtd. Notes, 144A	4.250	12/01/26		600	566,026
Gtd. Notes, 144A	4.625	06/15/25		610	593,079
Gtd. Notes, 144A	4.625	12/01/29		485	443,585

Welltower OP LLC, Gtd. Notes	4.000	06/01/25		105	101,737
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27		20	21,287
					19,732,672
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,166,625
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,950	1,919,443
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	185	194,461
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,375	3,567,238

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,545,415
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	285,799
Sr. Unsec’d. Notes	3.125	09/15/24		60	58,345
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	23,849
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	71,494

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	3.600	09/01/27		30	28,439

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	3,650	$3,626,718
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	1,270	1,248,747
				14,736,573
Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	335	319,397
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	3,829	2,938,688
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	3,645	2,751,747

Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	1,695	1,751,963
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.983	09/01/24	285	270,435
NXP BV/NXP Funding LLC (China), Gtd. Notes	5.350	03/01/26	35	34,727
				8,066,957
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	135	124,564
Software 0.1%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	938,750
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28	335	286,918
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	15	14,583
Sr. Unsec’d. Notes	5.450	03/02/28	40	40,424

Oracle Corp., Sr. Unsec’d. Notes	3.250	11/15/27	110	102,588
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26	75	74,416
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	110	104,458
				1,562,137

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650%	02/01/28		20	$17,089
Sr. Unsec’d. Notes	2.550	12/01/33		74	57,062
Sr. Unsec’d. Notes	3.500	09/15/53		2,711	1,840,028
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	868,223
Sr. Unsec’d. Notes	3.800	02/15/27		55	52,326
Sr. Unsec’d. Notes	4.500	05/15/35		70	63,130
Sr. Unsec’d. Notes	5.539	02/20/26		335	334,325

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27		335	321,635
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $280,638; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		715	310,460
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $1,010,000; purchased 03/09/23)(f)	8.000	12/31/26(d)		4,040	848,481
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $120,330; purchased 03/17/23)(f)	13.000	12/31/25		191	136,088
Sr. Sec’d. Notes, 144A (original cost $1,023,750; purchased 02/12/21)(f)	8.750	05/25/24		975	884,559
Sr. Sec’d. Notes, 144A (original cost $2,100,000; purchased 01/14/21)(f)	8.750	05/25/24		2,000	1,810,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $2,902,013; purchased 09/11/20 - 10/26/21)(f)	6.750	12/31/23		3,745	711,550
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	570,000
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	516,521
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		3,020	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		125	—
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		125	—

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	286,766
Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	10,845,743
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	136,135

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint LLC, Gtd. Notes	7.625%	02/15/25	10,000	$10,228,050
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26	115	106,476
Gtd. Notes	2.625	04/15/26	60	55,814
Gtd. Notes	3.000	02/15/41	2,755	1,995,227
Gtd. Notes	3.500	04/15/25	40	38,685
Gtd. Notes	3.875	04/15/30	2,020	1,856,414
Gtd. Notes	4.800	07/15/28	75	73,537
Gtd. Notes	5.375	04/15/27	35	35,057
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	350	275,042
Sr. Unsec’d. Notes	2.100	03/22/28	3,720	3,254,517
Sr. Unsec’d. Notes	2.650	11/20/40	4,085	2,792,999
Sr. Unsec’d. Notes	3.376	02/15/25	225	217,936
Sr. Unsec’d. Notes	3.500	11/01/24	50	48,810
Sr. Unsec’d. Notes	4.125	03/16/27	125	121,006

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	1,400	1,001,138
				42,710,832
Toys/Games/Hobbies 0.1%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26	1,435	1,334,369
Gtd. Notes, 144A	5.875	12/15/27	335	328,837
				1,663,206
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41	790	773,911
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28	20	19,140
CSX Corp., Sr. Unsec’d. Notes	3.400	08/01/24	15	14,683
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32	1,245	1,078,295
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	90	88,516
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27	20	19,377
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	142,366

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Ryder System, Inc., (cont’d.)
Sr. Unsec’d. Notes, MTN	5.250%	06/01/28	335	$332,172
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	337,866
				2,806,326
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.450	07/01/24	15	14,662
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,316
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,052
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	7,873,371
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	333,486
				8,264,887
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27	175	161,642

Total Corporate Bonds (cost $955,586,153)				861,868,929
Floating Rate and Other Loans 1.1%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	9.292(c)	04/21/28	1,348	1,347,947
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month SOFR + 4.114%	9.433(c)	08/12/28	484	484,520
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.963(c)	03/01/29	3,539	3,416,261
Insurance 0.1%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%	9.669(c)	08/21/28	948	908,338
New B-9 Term Loan, 3 Month LIBOR + 3.250%	8.788(c)	07/31/27	684	653,031
				1,561,369

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Media 0.2%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.722%(c)	01/18/28		1,430	$1,310,763
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.836(c)	04/15/27		2,982	2,600,171
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		307	232,078
Second Lien Term Loan	8.025	08/24/26		5,140	145,645
					4,288,657
Metal Fabricate/Hardware 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.391(c)	03/31/28		471	459,536
Term Loan, 1 Month SOFR + 5.850%	11.169(c)	03/31/28		3,638	3,506,363
					3,965,899
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	7.683(c)	04/23/26		980	945,272
Retail 0.2%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.636(c)	04/30/27	EUR	7,000	7,119,262
Telecommunications 0.3%
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.364%	7.683(c)	03/15/27		667	463,734
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		2,557	2,305,731
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.443(c)	02/01/29		5,930	5,916,420
					8,685,885

Total Floating Rate and Other Loans (cost $35,490,019)					31,815,072

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.8%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$22,606
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	22,363
				44,969
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,705,095
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,879,938
				6,585,033
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	123,556
Puerto Rico 0.6%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	28,047	14,374,106
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,083,064
				16,457,170
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	97,794

Total Municipal Bonds (cost $25,789,104)				23,308,522
Residential Mortgage-Backed Securities 4.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	9.112(c)	10/25/30	296	299,014
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	9.012(c)	06/25/30	239	240,920
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.469(c)	09/25/31	500	494,432

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.219%(c)	01/26/32	1,310	$1,298,625
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.769(c)	01/26/32	3,240	3,213,205

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.067(c)	09/12/26	2,642	2,641,846
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.762(cc)	09/25/47	24	20,953
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,599	2,582,475
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)	9.533(c)	04/25/31	1,399	1,484,652
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)	7.333(c)	09/25/31	53	53,382
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.283(c)	10/25/39	41	41,124
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.233(c)	01/25/40	479	482,030
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.169(c)	10/25/41	100	100,580
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/41	130	130,684
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.319(c)	03/25/42	860	940,135
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.319(c)	03/25/42	340	358,170
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.769(c)	07/25/43	1,000	1,007,338
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	541	531,701
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,831	2,582,811

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.850%(c)	11/25/28	516	$516,635
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.769(c)	10/25/33	1,681	1,683,555
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,203	203,105
Series 2012-144, Class EI, IO	3.000	01/25/28	1,683	76,360
Series 2012-148, Class IC, IO	3.000	01/25/28	2,595	109,803
Series 2013-13, Class IK, IO	2.500	03/25/28	1,259	49,415
Series 2013-49, Class AI, IO	3.000	05/25/33	1,723	152,433
Series 2015-59, Class CI, IO	3.500	08/25/30	1,549	68,371
Series 2016-20, Class DI, IO	3.500	04/25/31	2,337	204,536
Series 2018-24, Class BH	3.500	04/25/48	223	203,369
Series 2018-25, Class AG	3.500	04/25/47	802	757,612
Series 2018-57, Class QV	3.500	11/25/29	1,417	1,348,937
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.069(c)	11/25/50	1,630	1,686,980
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.669(c)	11/25/50	4,058	4,123,658
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	08/25/33	9,290	9,475,800
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)	7.033(c)	02/25/50	701	702,836
Series 2020-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.214% (Cap N/A, Floor 0.000%)	10.283(c)	06/25/50	239	257,429
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.183(c)	08/25/50	1,990	2,219,946
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.869(c)	10/25/50	1,180	1,275,127
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869(c)	10/25/50	276	280,299

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069%(c)	12/25/50	100	$99,000
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)	8.283(c)	03/25/50	51	52,494
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.433(c)	09/25/50	509	545,370
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51	960	941,098
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.569(c)	10/25/33	200	206,103
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34	1,570	1,574,914
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.719(c)	01/25/34	624	624,369
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	10/25/41	2,530	2,542,650
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	08/25/33	500	495,045
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.319(c)	08/25/33	7,944	7,916,157
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.419(c)	09/25/41	610	607,725
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169(c)	09/25/41	3,080	3,018,400
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.419(c)	12/25/41	2,600	2,549,960
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	444	431,676
Series 4046, Class PI, IO	3.000	05/15/27	1,158	46,018
Series 4060, Class IO, IO	3.000	06/15/27	529	19,520
Series 4073, Class EI, IO	3.000	02/15/27	1,360	21,653

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4131, Class BI, IO	2.500%	11/15/27	2,339	$87,745
Series 4146, Class KI, IO	3.000	12/15/32	2,210	204,457
Series 4153, Class IO, IO	3.000	01/15/28	3,031	115,720
Series 4172, Class KI, IO	3.000	10/15/32	3,330	244,490
Series 4182, Class EI, IO	2.500	03/15/28	1,782	73,882
Series 4186, Class JI, IO	3.000	03/15/33	7,450	595,269
Series 4314, Class PD	3.750	07/15/43	711	682,150
Series 4574, Class AI, IO	3.000	04/15/31	1,517	117,977
Series 4631, Class GP	3.500	03/15/46	1,543	1,442,061

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	6,545	5,933,902
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	803	142,993
Series 2014-116, Class IT, IO	4.000	08/20/44	997	137,951
Series 2016-164, Class IG, IO	4.000	12/20/46	1,421	234,203
Series 2017-045, Class QA	3.000	11/20/42	1,923	1,824,022
Series 2018-05, Class IB, IO	4.000	01/20/48	637	119,771
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.062(c)	05/25/29	218	217,917
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.669(c)	01/25/34	878	874,385
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869(c)	01/25/34	1,925	1,900,820
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59	4,489	4,442,461
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	2,331	2,322,959
Series 2020-SL01, Class A, 144A	2.734	01/25/60	280	278,182
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	627	619,243
Series 2021-SL02, Class A, 144A	1.875	10/25/68	284	260,631

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	202	193,396
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	6.162(c)	01/25/48	309	301,004
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.969(c)	04/25/34	2,400	2,434,356

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.330%(c)	02/27/24		6,379	$6,345,524
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.469(c)	03/27/25		7,501	7,505,339
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25		1,310	1,309,340
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.062(c)	08/25/25		800	793,040
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.919(c)	11/25/31		1,128	1,126,221
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.769(c)	11/25/31		2,400	2,404,632
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	07/25/33		1,650	1,654,125

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	809	874,463
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.472(c)	06/24/71	EUR	1,130	1,232,677
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	5.506(cc)	12/25/34		107	99,456

Total Residential Mortgage-Backed Securities (cost $115,233,136)					114,739,199
Sovereign Bonds 1.8%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	837,657
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		4,000	3,920,480
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500	01/28/26		1,000	961,260
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	247,559
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,935,607

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.950%	01/25/27		620	$612,114
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	391,276

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	568,448
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	548,043
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750	11/22/23		368	367,820
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	758,389
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	665,355
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	469,001
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,310,115
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	3.375	10/31/23		800	795,971
Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	973,249
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	598,155
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	766,459
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	393,341
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,389,527

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	975,553
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,700,533
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	1,849,508
Province of Manitoba (Canada), Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	391,417
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		375	373,353
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	182,221
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	603,564
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		5,500	4,931,029
Sr. Unsec’d. Notes	2.875	10/17/29		600	520,318
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	13	13,923

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		1,505	$1,487,671
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600	1,769,878
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	2,993,160
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,451,296
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	7,505	7,537,146
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	371,024
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,165,652

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	1,949,379
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		950	319,675
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	64,300
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,960	605,561
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		905	304,533
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		400	128,600
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		600	189,000

Total Sovereign Bonds (cost $61,004,947)					53,388,120
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,814	4,958,344
Federal Home Loan Mortgage Corp.	3.000	02/01/52		4,011	3,512,823
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		545	633,590
Federal National Mortgage Assoc.	2.500	TBA(tt)		4,000	3,370,234
Federal National Mortgage Assoc.	5.000	TBA		500	488,418
Federal National Mortgage Assoc.	6.500	06/01/53		1,157	1,180,054
Federal National Mortgage Assoc.	6.625	11/15/30		605	695,763
Federal National Mortgage Assoc.	7.125	01/15/30		580	673,413

Total U.S. Government Agency Obligations (cost $15,677,318)					15,512,639
U.S. Treasury Obligations 8.1%
U.S. Treasury Bonds(h)	2.375	02/15/42		2,942	2,244,194
U.S. Treasury Notes	0.375	04/30/25		18,205	16,799,802
U.S. Treasury Notes(h)	0.375	01/31/26		58,220	52,388,903
U.S. Treasury Notes	0.750	04/30/26		44,400	40,060,594
U.S. Treasury Notes	0.750	05/31/26		8,820	7,938,000
U.S. Treasury Notes	1.750	12/31/24		21,475	20,461,648
U.S. Treasury Notes(k)	2.125	05/15/25		43,670	41,525,735

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	2.250%	11/15/24	38,385	$36,941,064
U.S. Treasury Notes(k)	2.500	05/15/24	10,145	9,916,737
U.S. Treasury Notes	3.750	06/30/30	65	63,720
U.S. Treasury Notes	4.000	06/30/28	150	148,805
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	50,367
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	386,487
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	203,165
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	599,065
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	2,240	1,179,150
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	2,275	1,184,422
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	723,340
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	73,012
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	84,520

Total U.S. Treasury Obligations (cost $242,096,564)				232,972,730

	Shares
Common Stocks 0.0%
Chemicals 0.0%
TPC Group, Inc.*^	17,363	434,075
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	15,609	—
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	30,700	670,273

Total Common Stocks (cost $1,215,755)		1,104,348
Preferred Stock 0.0%
Capital Markets
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	115,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	3,212	$30,613
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	3,212	6,358

Total Rights (cost $69)		36,971

Total Long-Term Investments (cost $2,730,608,467)		2,550,584,917

	Shares
Short-Term Investments 14.5%
Affiliated Mutual Funds 14.5%
PGIM Core Government Money Market Fund(wk)	32,244,446	32,244,446
PGIM Core Short-Term Bond Fund(wk)	35,865,536	327,811,000
PGIM Institutional Money Market Fund (cost $59,205,835; includes $58,972,307 of cash collateral for securities on loan)(b)(wk)	59,264,730	59,229,171

Total Affiliated Mutual Funds (cost $420,752,482)		419,284,617
Options Purchased*~ 0.0%
(cost $397,803)		47,193

Total Short-Term Investments (cost $421,150,285)		419,331,810

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $3,151,758,752)		2,969,916,727
Options Written*~ (0.1)%
(premiums received $1,731,041)		(2,576,511)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5% (cost $3,150,027,711)		2,967,340,216
Liabilities in excess of other assets(z) (2.5)%		(73,607,985)

Net Assets 100.0%		$2,893,732,231

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
COP—Certificates of Participation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,235,473 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,584,449; cash collateral of $58,972,307 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,448,154. The aggregate value of $13,436,470 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $4,000,000 is 0.1% of net assets.
(wk)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Unfunded loan commitments outstanding at July 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, 0.000%(p), Maturity Date 03/31/28 (cost $199,558)^	203	$197,437	$—	$(2,121)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	09/20/23	6.00		—		1,838	$269
Currency Option USD vs ZAR	Call	CITI	08/09/23	19.00		—		5,473	2,881
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25		—		7,403	38,691
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00		—		1,838	4,240
Currency Option USD vs BRL	Put	MSI	08/11/23	4.30		—		5,507	13
Currency Option USD vs CLP	Put	CITI	09/07/23	700.00		—		3,506	3
Currency Option USD vs COP	Put	MSI	09/13/23	3,400.00		—		3,665	175
Currency Option USD vs COP	Put	MSI	09/13/23	3,450.00		—		3,662	306
Currency Option USD vs HUF	Put	MSI	09/15/23	290.00		—		5,486	30
Currency Option USD vs KRW	Put	MSI	09/19/23	1,100.00		—		3,471	38
Currency Option USD vs MXN	Put	MSI	08/11/23	15.80		—		3,665	106
Currency Option USD vs ZAR	Put	CITI	08/09/23	15.00		—		9,121	1
Currency Option USD vs ZAR	Put	CITI	08/28/23	16.00		—		3,593	440
Total Options Purchased (cost $397,803)								$47,193
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	08/11/23	5.15		—		5,507	$(473,633)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CLP	Put	CITI	09/07/23	790.00		—		3,506	$(2,431)
Currency Option USD vs COP	Put	MSI	09/13/23	4,650.00		—		3,662	(616,872)
Currency Option USD vs COP	Put	MSI	09/13/23	4,700.00		—		3,665	(662,689)
Currency Option USD vs HUF	Put	MSI	09/15/23	350.00		—		5,486	(70,895)
Currency Option USD vs KRW	Put	MSI	09/19/23	1,310.00		—		3,471	(114,600)
Currency Option USD vs MXN	Put	MSI	08/11/23	18.40		—		3,665	(356,496)
Currency Option USD vs ZAR	Put	CITI	08/28/23	19.25		—		3,593	(278,658)
Total OTC Traded (premiums received $1,731,041)									$(2,576,274)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	33,930	$(237)
(premiums received $0)
Total Options Written (premiums received $1,731,041)								$(2,576,511)
†† The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1, 06/20/28	Put	10/18/23	0.75%	CDX.NA.IG. 40.V1(Q)	1.00%(Q)	142,070	$144,260	$(49,311)
(cost $193,571)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1, 06/20/28	Call	10/18/23	0.63%	CDX.NA.IG. 40.V1(Q)	1.00%(Q)	142,070	$(165,762)	$(23,692)
(premiums received $142,070)

Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3,540	2 Year U.S. Treasury Notes	Sep. 2023	$718,730,625	$(8,968,378)
Short Positions:
254	5 Year Euro-Bobl	Sep. 2023	32,364,948	391,749
3,311	5 Year U.S. Treasury Notes	Sep. 2023	353,682,046	4,742,399
111	10 Year Euro-Bund	Sep. 2023	16,231,918	270,382
1,571	10 Year U.S. Treasury Notes	Sep. 2023	175,019,219	3,679,469
744	10 Year U.S. Ultra Treasury Notes	Sep. 2023	87,036,379	2,547,336
180	20 Year U.S. Treasury Bonds	Sep. 2023	22,398,750	464,669
143	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	18,907,281	352,812
83	Euro Schatz Index	Sep. 2023	9,586,705	62,936
				12,511,752
				$3,543,374
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/23	CITI	BRL	23,532	$4,874,847	$4,974,436	$99,589	$—
Expiring 08/02/23	CITI	BRL	4,182	869,000	884,135	15,135	—
Expiring 09/05/23	GSI	BRL	27,715	5,815,797	5,821,865	6,068	—
Chilean Peso,
Expiring 09/20/23	DB	CLP	738,331	875,000	875,237	237	—
Expiring 09/20/23	GSI	CLP	725,354	873,000	859,854	—	(13,146)
Expiring 09/20/23	HSBC	CLP	720,401	869,000	853,982	—	(15,018)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	6,283	869,000	881,092	12,092	—
Expiring 08/23/23	BOA	CNH	21,794	3,023,000	3,056,135	33,135	—
Expiring 08/23/23	CITI	CNH	21,649	3,034,000	3,035,773	1,773	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	GSI	CNH	21,397	$2,991,000	$3,000,381	$9,381	$—
Expiring 08/23/23	HSBC	CNH	23,166	3,267,000	3,248,532	—	(18,468)
Expiring 08/23/23	JPM	CNH	21,821	3,051,000	3,059,896	8,896	—
Expiring 08/23/23	JPM	CNH	6,279	867,000	880,532	13,532	—
Expiring 08/23/23	MSI	CNH	34,929	4,907,000	4,897,984	—	(9,016)
Expiring 08/23/23	SSB	CNH	22,859	3,189,000	3,205,386	16,386	—
Expiring 08/23/23	SSB	CNH	6,232	881,000	873,952	—	(7,048)
Expiring 08/23/23	SSB	CNH	6,145	859,000	861,727	2,727	—
Colombian Peso,
Expiring 09/15/23	MSI	COP	15,449,636	3,626,573	3,887,801	261,228	—
Expiring 09/20/23	BARC	COP	26,823,410	6,303,145	6,741,809	438,664	—
Expiring 09/20/23	CITI	COP	21,356,371	4,711,325	5,367,720	656,395	—
Expiring 09/20/23	DB	COP	21,024,271	4,729,870	5,284,251	554,381	—
Expiring 09/20/23	DB	COP	6,569,501	1,450,000	1,651,181	201,181	—
Expiring 09/20/23	GSI	COP	8,558,857	2,129,000	2,151,187	22,187	—
Euro,
Expiring 10/19/23	CITI	EUR	1,574	1,751,579	1,737,382	—	(14,197)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	743,995	2,076,459	2,077,811	1,352	—
Indian Rupee,
Expiring 09/20/23	JPM	INR	436,814	5,310,000	5,303,285	—	(6,715)
Expiring 09/20/23	JPM	INR	143,246	1,747,000	1,739,128	—	(7,872)
Expiring 09/20/23	MSI	INR	329,589	4,001,000	4,001,487	487	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	203,032,400	13,651,531	13,434,970	—	(216,561)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	7,858	2,215,000	2,141,410	—	(73,590)
Expiring 09/20/23	CITI	ILS	3,143	875,000	856,536	—	(18,464)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	244,447	1,795,790	1,739,889	—	(55,901)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	50,955	2,869,112	3,014,508	145,396	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	293,362	9,623,513	9,356,253	—	(267,260)
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	3,045	1,918,137	1,891,062	—	(27,075)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	8,465	2,314,357	2,340,078	25,721	—
Expiring 09/20/23	CITI	PEN	5,756	1,605,500	1,591,091	—	(14,409)
Expiring 09/20/23	CITI	PEN	5,167	1,440,540	1,428,441	—	(12,099)
Expiring 09/20/23	CITI	PEN	4,573	1,277,460	1,264,056	—	(13,404)
Expiring 09/20/23	DB	PEN	5,995	1,628,432	1,657,347	28,915	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/20/23	DB	PHP	93,883	$1,722,000	$1,714,171	$—	$(7,829)
Polish Zloty,
Expiring 10/19/23	GSI	PLN	8,970	2,254,000	2,230,747	—	(23,253)
Expiring 10/19/23	JPM	PLN	8,926	2,236,000	2,219,714	—	(16,286)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	4,953	3,730,000	3,734,050	4,050	—
South African Rand,
Expiring 09/20/23	JPM	ZAR	39,920	2,211,000	2,221,715	10,715	—
Expiring 09/20/23	MSI	ZAR	222,576	11,149,002	12,387,227	1,238,225	—
Expiring 09/20/23	MSI	ZAR	36,495	1,952,000	2,031,085	79,085	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	2,789,671	2,198,000	2,189,677	—	(8,323)
Expiring 09/20/23	CITI	KRW	2,214,877	1,739,000	1,738,509	—	(491)
Expiring 09/20/23	GSI	KRW	4,511,262	3,529,000	3,540,994	11,994	—
Expiring 09/20/23	GSI	KRW	4,406,418	3,435,000	3,458,700	23,700	—
Expiring 09/20/23	SSB	KRW	4,849,424	3,843,000	3,806,425	—	(36,575)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	1,489	1,733,190	1,721,739	—	(11,451)
Thai Baht,
Expiring 09/20/23	BOA	THB	83,739	2,404,000	2,458,439	54,439	—
				$164,300,159	$167,382,774	3,977,066	(894,451)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	DB	AUD	4,663	$3,174,901	$3,140,316	$34,585	$—
Brazilian Real,
Expiring 08/02/23	GSI	BRL	27,715	5,850,665	5,858,571	—	(7,906)
Expiring 09/05/23	SSB	BRL	4,124	869,000	866,365	2,635	—
British Pound,
Expiring 10/19/23	BOA	GBP	3,112	4,029,522	3,994,661	34,861	—
Expiring 10/19/23	DB	GBP	32,056	41,637,023	41,147,899	489,124	—
Chilean Peso,
Expiring 09/20/23	BNP	CLP	709,104	869,000	840,591	28,409	—
Expiring 09/20/23	HSBC	CLP	5,147,516	6,321,012	6,102,001	219,011	—
Expiring 09/20/23	HSBC	CLP	4,182,589	5,117,412	4,958,151	159,261	—
Chinese Renminbi,
Expiring 08/23/23	CITI	CNH	21,621	2,986,000	3,031,839	—	(45,839)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	JPM	CNH	22,377	$3,095,000	$3,137,800	$—	$(42,800)
Expiring 08/23/23	MSI	CNH	262,927	37,668,272	36,869,287	798,985	—
Expiring 08/23/23	MSI	CNH	23,602	3,281,000	3,309,602	—	(28,602)
Expiring 08/23/23	SCB	CNH	38,180	5,352,000	5,353,896	—	(1,896)
Colombian Peso,
Expiring 09/15/23	CITI	COP	15,449,636	3,626,573	3,887,801	—	(261,228)
Expiring 09/20/23	CITI	COP	3,761,579	876,000	945,437	—	(69,437)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	31,787	1,494,710	1,458,426	36,284	—
Expiring 10/19/23	BNP	CZK	18,832	875,000	864,047	10,953	—
Euro,
Expiring 10/19/23	BARC	EUR	58,608	66,070,209	64,691,425	1,378,784	—
Expiring 10/19/23	CITI	EUR	1,574	1,757,135	1,737,382	19,753	—
Expiring 10/19/23	MSI	EUR	86,280	95,049,106	95,235,508	—	(186,402)
Expiring 10/19/23	SSB	EUR	95,178	105,973,551	105,057,788	915,763	—
Hungarian Forint,
Expiring 10/19/23	GSI	HUF	683,864	1,914,000	1,909,879	4,121	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	681,953	8,230,924	8,279,473	—	(48,549)
Expiring 09/20/23	SCB	INR	457,006	5,520,000	5,548,438	—	(28,438)
Indonesian Rupiah,
Expiring 09/20/23	BOA	IDR	37,591,556	2,516,000	2,487,492	28,508	—
Expiring 09/20/23	HSBC	IDR	68,737,615	4,574,000	4,548,475	25,525	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	4,456	1,224,593	1,214,403	10,190	—
Expiring 09/20/23	CITI	ILS	3,103	859,000	845,560	13,440	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	45,636	2,637,000	2,699,801	—	(62,801)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	176,139	5,698,000	5,617,646	80,354	—
Expiring 09/20/23	CITI	TWD	176,861	5,695,000	5,640,644	54,356	—
Expiring 09/20/23	DB	TWD	91,132	2,920,000	2,906,481	13,519	—
Expiring 09/20/23	HSBC	TWD	150,403	4,884,000	4,796,823	87,177	—
Expiring 09/20/23	MSI	TWD	92,668	2,998,000	2,955,483	42,517	—
Expiring 09/20/23	SCB	TWD	94,163	3,047,000	3,003,156	43,844	—
Expiring 09/20/23	SCB	TWD	91,167	2,942,000	2,907,596	34,404	—
Philippine Peso,
Expiring 09/20/23	HSBC	PHP	146,398	2,670,820	2,673,005	—	(2,185)
Expiring 09/20/23	HSBC	PHP	136,223	2,492,180	2,487,220	4,960	—
Expiring 09/20/23	JPM	PHP	95,350	1,747,000	1,740,939	6,061	—
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	11,354	2,851,704	2,823,550	28,154	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	28,935	$21,550,970	$21,813,002	$—	$(262,032)
South African Rand,
Expiring 09/20/23	DB	ZAR	20,512	1,117,000	1,141,589	—	(24,589)
Expiring 09/20/23	MSI	ZAR	36,558	1,856,000	2,034,612	—	(178,612)
South Korean Won,
Expiring 09/20/23	JPM	KRW	36,226,216	27,951,680	28,434,797	—	(483,117)
Swiss Franc,
Expiring 10/19/23	GSI	CHF	1,488	1,728,000	1,720,633	7,367	—
Thai Baht,
Expiring 09/20/23	JPM	THB	234,707	6,829,836	6,890,659	—	(60,823)
Expiring 09/20/23	JPM	THB	91,574	2,618,000	2,688,468	—	(70,468)
				$525,045,798	$522,298,617	4,612,905	(1,865,724)
						$8,589,971	$(2,760,175)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/23	0.500%(M)	19,460	*	$13,222	$(521)	$13,743	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		2,425	$495,489		$690,839		$(195,350)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(15,379)		(23,943)		8,564		BARC
United Mexican States	12/20/24	1.000%(Q)		285	(3,183)		668		(3,851)		CITI
United Mexican States	12/20/24	1.000%(Q)		220	(2,458)		430		(2,888)		CITI
					$474,469		$667,994		$(193,525)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	5,000	0.396%	$32,192	$2,160	$30,032	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,760	0.349%	12,059	2,161	9,898	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	*	45,213	(13,682)	58,895	DB
General Motors Co.	06/20/26	5.000%(Q)	3,580	1.028%	400,148	403,233	(3,085)	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.443%	29,779	10,397	19,382	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.336%	4,176	2,065	2,111	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	30,890	0.277%	3,790	19,412	(15,622)	BOA
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	2.162%	(88,816)	(155,480)	66,664	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	3.787%	(10,099)	(7,557)	(2,542)	CITI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	3.787%	$(7,796)	$(5,766)	$(2,030)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.524%	45,346	21,736	23,610	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.786%	33,269	58,399	(25,130)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	27,500	0.310%	105,483	31,176	74,307	MSI
					$604,744	$368,254	$236,490

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	198,570	$(1,676,749)	$(3,425,567)	$(1,748,818)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.930%	$(22,982)	$41,166	$64,148
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.930%	(448,713)	1,442,128	1,890,841
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.930%	398,509	1,416,076	1,017,567
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.930%	(22,856)	145,546	168,402
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.930%	143,032	602,299	459,267
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.930%	(27,897)	167,930	195,827
	230,184	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.310%	(496)	184,433	184,929

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(217,317)	$(217,317)
292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	288,655	288,655
				$18,597	$4,070,916	$4,052,319

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS + 14bps(T)/ 5.470%	JPM	03/01/24	200,000	$(805,914)	$—	$(805,914)
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR + 22.25bps(T)/ 5.533%	BARC	04/02/24	400,000	(1,711,995)	—	(1,711,995)
Total Return Benchmark Bond Index(T)	1 Day USOIS - 67bps(T)/ 4.660%	GSI	09/20/23	(9,553)	(34,152)	—	(34,152)
					$(2,552,061)	$—	$(2,552,061)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).